SCHEDULE OF VALUATION ASSUMPTIONS OF OPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Weighted average fair value of options granted	$ 1.57	$ 2.05
Risk-free interest rate	2.71%	1.08%
Volatility	45.00%	52.60%
Expected life	5 years 8 months 4 days	6 years 7 days
Dividend yield	0.00%	0.00%